SEGMENTS (Tables)	6 Months Ended
Sep. 30, 2022
SEGMENTS
Disclosure of summary information by segment

	Online	Health
For the Six Months Ended September 30, 2022	marketplace	devices	Total
Net Revenues	$15,339	$11,857,082	$11,872,421
Cost of goods sold	—	10,731,201	10,731,201
Operating expenses	2,081,111	110,300	2,191,410
(Loss) income from operations	(2,209,990)	1,159,799	(1,050,190)
Depreciation and amortization	13,835	—	13,835
Total capital expenditures	$—	$—	$—

	Online	Health
For the Six Months Ended September 30, 2021	marketplace	devices	Total
Net Revenues	$245,924	$—	$245,924
Cost of goods sold	—	—	—
Operating expenses	8,715,752	—	8,715,752
(Loss) income from operations	(8,469,828)	—	(8,469,828)
Depreciation and amortization	4,028	—	4,028
Total capital expenditures	$4,825	$—	$4,825

	September 30,	March 31,
	2022	2021
Online marketplace	$1,723,312	$22,942,806
Health devices	19,183,982	27,736,978
Total Assets	$20,907,294	$50,679,784